Subsequent events	3 Months Ended
Mar. 31, 2022
Subsequent events
8.	Subsequent events:

The Corporation has evaluated subsequent events through May 13, 2022, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors. The corporation has determined there are no subsequent events except the following.

On April 29,2022, the Corporation received share capital subscription receivable of 1.9M from its director, James G. Robinson.